Schedule of Amended Settlement Environmental Protection Agency Agreement (Details)	Sep. 30, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LongTermDebtMaturitiesRepaymentsOfPrincipalInYearSix-0]	$ 2,000,000
Environmental Protection Agency Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Within 30 days of Settlement Agreement	2,000,000
November 1, 2024	3,000,000
November 1, 2025	3,000,000
November 1, 2026	3,000,000
November 1, 2027	3,000,000
November 1, 2028	$ 3,000,000